Intangible assets - Goodwill Allocation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Goodwill	R$ 227,066	R$ 227,066
MOIP
Disclosure of subsidiaries [line items]
Goodwill	148,218	148,218
Concil
Disclosure of subsidiaries [line items]
Goodwill	20,731	20,731
Netpos
Disclosure of subsidiaries [line items]
Goodwill	17,158	17,158
Biva Serviços
Disclosure of subsidiaries [line items]
Goodwill	14,627	14,627
Banco Seguro
Disclosure of subsidiaries [line items]
Goodwill	12,612	12,612
PagSeguro Tecnologia
Disclosure of subsidiaries [line items]
Goodwill	6,570	6,570
ZYGO
Disclosure of subsidiaries [line items]
Goodwill	5,768	5,768
Yami
Disclosure of subsidiaries [line items]
Goodwill	R$ 1,382	R$ 1,382